Retirement Plans - Weighted Average Asset Allocation and Target Asset Allocation by Asset Category (Details)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Summary of weighted average asset allocation and target asset allocations by asset category
Asset Allocations		100.00%	100.00%
Target Asset Allocations		100.00%	100.00%
Equity securities and diversified growth funds
Summary of weighted average asset allocation and target asset allocations by asset category
Asset Allocations	[1]	64.10%	60.90%
Target Asset Allocations	[1]	65.00%	60.00%
Debt securities
Summary of weighted average asset allocation and target asset allocations by asset category
Asset Allocations	[2]	35.10%	38.30%
Target Asset Allocations	[2]	35.00%	40.00%
Other
Summary of weighted average asset allocation and target asset allocations by asset category
Asset Allocations		0.80%	0.80%
Target Asset Allocations		0.00%	0.00%

[1]	Diversified growth funds refer to actively managed absolute return funds that hold a combination of equity and debt securities
[2]	Includes investments in funds with the objective to provide leveraged returns to U.K. government fixed income securities and U.K. government indexed-linked securities.